Other income (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Other income
Government grants	$ 21,446	$ 540
Service income (Note 23)	85,929
Interest income	76,850
Consultation fee		38,309
Gain on disposal of subsidiary	5,004
Fair value gain on FVPL (Note 6)	16,064	(2,392)	$ (11,288)
Others	283	10,251
Other income	$ 205,576	$ 49,100